Notes to the Consolidated Statements of Operations - Cost of sales (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Notes to the Consolidated Statements of Operations
Amortization and depreciation			€ (8,985)	€ (9,993)
Cost of sales
Notes to the Consolidated Statements of Operations
Personnel	€ (129)	€ (9,024)	(192)	(21,420)
Materials	(1,804)	(28,711)	(2,353)	(34,080)
Third-party services	(279)	(1,095)	(542)	(22,461)
Maintenance and lease		(536)		(1,733)
Amortization and depreciation	(1)	(1,074)	(1)	(2,103)
Other		(283)		(616)
Total	€ (2,212)	€ (40,723)	€ (3,087)	€ (82,412)